Expense Example - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund - Fidelity Overseas Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738